Segment reporting - Selected Balance Sheet information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information
Assets	$ 75,097,899	$ 65,926,000	$ 52,115,324
Deposits	67,005,088	56,866,340
Puerto Rico
Segment Reporting Information
Assets	63,221,282	54,143,954	40,544,255
Loans	19,770,118	20,413,112	18,989,286
Deposits	57,211,608	47,586,880	34,664,243
Popular U.S.
Segment Reporting Information
Assets	10,986,055	10,878,030	10,693,536
Loans	8,903,493	8,396,983	7,819,187
Deposits	7,777,232	7,672,549	7,664,792
Other
Segment Reporting Information
Assets	890,562	904,016	877,533
Loans	626,115	674,556	657,603
Deposits	$ 2,016,248	$ 1,606,911	$ 1,429,571